Employee deferred compensation	12 Months Ended
Dec. 31, 2019
Employee deferred compensation
28 Employee deferred compensation
The following tables show the compensation expense for deferred compensation awards granted in 2019 and prior years that was recognized in the consolidated statements of operations during 2019, 2018 and 2017, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2019 and prior years outstanding as of December 31, 2019 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The recognition of compensation expense for the deferred compensation awards granted in February 2020 began in 2020 and thus had no impact on the 2019 consolidated financial statements.
> Refer to “Note 29 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Deferred compensation expense
in	2019	2018	2017
Deferred compensation expense (CHF million)
Share awards	574	500	511
Performance share awards	423	371	342
Contingent Capital Awards	298	149	277
Contingent Capital share awards	(1)	1	17
Capital Opportunity Facility awards	8	12	14
2008 Partner Asset Facility awards [1]	–	–	7
Deferred cash awards	370	215	310
Retention awards	22	54	115
Total deferred compensation expense	1,694	1,302	1,593

Total shares delivered (million)
Total shares delivered	40.1	45.0	41.2
Prior periods have been reclassified to conform to the current presentation
1 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2019
Estimated unrecognized compensation expense (CHF million)
Share awards	464
Performance share awards	185
Contingent Capital Awards	158
Deferred cash awards	162
Retention awards	48
Total	1,017

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2020 for 2019.
Share awards
On February 28, 2020, the Bank granted 55.9 million share awards with a total value of CHF  604 million. The estimated unrecognized compensation expense of CHF  576 million was determined based on the fair value of the awards on the grant date, includes the current estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2019	2018	2017
Shares awarded (million)	55.9	54.0	33.1
Value of shares awarded (CHF million)	604	620	596
On February 28, 2020, the Bank granted 2.8 million blocked shares with a total value of CHF  32 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2019.
Blocked share awards granted for previous years
For compensation year	2019	2018	2017
Blocked shares awarded (million)	2.8	2.7	1.9
Value of shares awarded (CHF million)	32	31	35
Share award activities
	2019		2018		2017
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	77.1	16.23	79.9	15.77	70.8		18.78
Granted	65.0	11.69	40.5	16.97	51.5	[1]	14.54
Settled	(35.2)	16.20	(39.0)	16.02	(36.8)		19.75
Forfeited	(5.0)	13.93	(4.3)	16.33	(5.6)	[2]	16.47
Balance at end of period	101.9	13.45	77.1	16.23	79.9		15.77
of which vested	10.9	–	8.4	–	7.8		–
of which unvested	91.0	–	68.7	–	72.1		–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.
Performance share awards
On February 28, 2020, the Bank granted 48.7 million performance share awards with a total value of CHF  531 million. The estimated unrecognized compensation expense of CHF  499 million was determined based on the fair value of the awards on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Performance share awards granted for previous years
For compensation year	2019	2018	2017
Performance shares awarded (million)	48.7	44.6	25.6
Value of performance shares awarded (CHF million)	531	515	462
Performance share award activities
	2019		2018		2017
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	50.0	16.33	52.8	15.88	48.1		19.12
Granted	43.9	11.60	25.6	16.98	31.1	[1]	14.41
Settled	(22.3)	16.51	(25.6)	16.07	(23.6)		20.41
Forfeited	(1.9)	13.58	(2.8)	16.26	(2.8)	[2]	16.37
Balance at end of period	69.7	13.37	50.0	16.33	52.8		15.88
of which vested	6.4	–	5.2	–	6.6		–
of which unvested	63.3	–	44.8	–	46.2		–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.
Contingent Capital Awards
On February 28, 2020, the Bank awarded CHF  257 million of Contingent Capital Awards (CCA) that will be expensed over the vesting period. The estimated unrecognized compensation expense of CHF  246 million was determined based on the fair value of the awards on the grant date and includes the current estimated outcome of the relevant performance criteria, the estimated future forfeitures and the expected semi-annual cash payments of interest equivalents and will be recognized over the vesting period.
Contingent Capital Awards granted for previous years
For compensation year	2019	2018	2017

CCA awarded (CHF million)	257	289	233
Contingent Capital share awards
In March 2016, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards. Each Contingent Capital share award had a grant-date fair value of CHF  14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Contingent Capital share award activities
	2019	2018	2017
Contingent Capital share awards
Balance at beginning of period	2.7	7.5	12.8
Granted	0.0	0.0	0.3	[1]
Settled	(2.6)	(4.6)	(4.9)
Forfeited	0.0	(0.2)	(0.7)	[2]
Balance at end of period	0.1	2.7	7.5
of which vested	0.0	0.7	1.3
of which unvested	0.1	2.0	6.2
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.
Deferred cash awards
Deferred fixed cash awards
The Bank granted deferred fixed cash compensation during 2019, 2018 and 2017 of CHF  108 million, CHF  98 million and CHF  90 million, respectively, to certain employees in the Americas. This compensation has been expensed in Global Markets, Investment Banking & Capital Markets and International Wealth Management over a three-year vesting period from the grant date. Amortization of this compensation in 2019 totaled CHF  101 million, of which CHF  58 million was related to awards granted in 2019.
Upfront cash awards
In February 2020, certain managing directors and directors in Investment Banking & Capital Markets and Asia Pacific were granted CHF  146 million of upfront cash awards as part of the cash component of their 2019 variable compensation. In 2019, certain managing directors and directors in the Asia Pacific division were granted CHF  47 million of upfront cash awards. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2019 totaled CHF  21 million.
Retention awards
The Bank granted deferred cash and stock retention awards during 2019, 2018 and 2017 of CHF  40 million, CHF  25 million and CHF  65 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards totaled CHF  22 million in 2019.